Business Combinations - Additional Information (Detail) - USD ($) $ in Thousands						12 Months Ended
	Aug. 17, 2021	Jun. 15, 2021		Jun. 09, 2021	Dec. 10, 2020	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019	Jul. 31, 2019
Business Acquisition [Line Items]
Business combination goodwill arising on acquistion		$ 101,411	[1]			$ 346,418		$ 200,624	$ 192,980
Business acqusition costs intangible assets acquired		83,800
Working capital Adjustments		1,100
Goodwill acquired						152,421		2,211
Oppia Acqusition [Member]
Business Acquisition [Line Items]
Business combination total consideration										$ 2,900
Business combination goodwill arising on acquistion										$ 2,600
Income from gain on fair value remeasurement of contingent consideration						1,600		300
Sportzcast [Member]
Business Acquisition [Line Items]
Business combination total consideration					$ 4,400
Business combination goodwill arising on acquistion					2,200			$ 2,200
Business acquistion transaction costs expensed					200
Business acqusition costs intangible assets acquired					$ 1,800
Second Spectrum [Member]
Business Acquisition [Line Items]
Business combination goodwill arising on acquistion						101,400
Consideration transferred		198,316				198,316
Payment to acquire business and settlement of share based liabilities		115,000
Business combination consideration transferred equity interests issued or issuable value		83,300				83,291	[2]
Business acquistion transaction costs expensed						5,700
Business combination revenue from acquiree since acquistion date actual		12,000				13,800
Payment in cash to acquire business		$ 111,500
Fan Hub Acquistion [Member]
Business Acquisition [Line Items]
Business combination goodwill arising on acquistion				$ 20,500
Business combination consideration transferred equity interests issued or issuable value				19,000
Business acquistion transaction costs expensed				400
Payment in cash to acquire business				13,200
Business acqusition costs intangible assets acquired				$ 13,000
Photospire Limited [Member]
Business Acquisition [Line Items]
Consideration transferred	$ 43,500
Business combination consideration transferred equity interests issued or issuable value	9,700
Payment in cash to acquire business	27,200
Transaction costs paid on behalf of Genius Sports	2,800
Business Combination Consideration Transferred Contingent Consideration	6,600
Goodwill acquired	30,500
Business Acquisition Expense on Fair Value Remeasurement						$ 800
Photospire Limited [Member] | Technology-Based Intangible Assets [Member]
Business Acquisition [Line Items]
Finite lived intangible assets acquired	$ 13,800

[1]	Reflects a working capital adjustment of $1.1 million in the fourth quarter of fiscal year 2021
[2]	Represents the issuance of 4.7 million shares of the Company’s common stock at June 15, 2021 closing price of $17.74 per share to the former Second Spectrum shareholders. See Note 16 – Fair Value Measurements for details of additional shares issued in early 2022.